9. Discontinued Operations (Details - Condensed Nova) - USD ($)	Dec. 31, 2017	Nov. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Investment properties	$ 33,829,902		$ 35,786,053	$ 37,407,083
Total assets	34,426,148		36,819,528	38,553,356
Stockholder's equity	(7,355,017)		(4,763,785)	(5,010,816)	$ 1,776,641
Loans & borrowings	22,584,601		22,584,601	26,807,987
Total equity and liabilities	$ 34,426,148		$ 36,819,528	$ 38,553,356
Discontinued operations [Member] | Nova [Member]
Disclosure of subsidiaries [line items]
Investment properties		$ 5,806,528
Other current assets		68,884
Total assets		5,875,412
Stockholder's equity		166,246
Loans & borrowings		4,853,590
Other Liabilities		855,576
Total equity and liabilities		$ 5,875,412